Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes Payable (Tables)
scheduled of principal payments due on convertible notes payable
	June 30,	December 31,
	2021	2020

Secured convertible promissory notes which mature upon the retirement of the New AC Midwest Secured Debt (see Note 9), bear interest at 10% per annum, are convertible into shares of common stock at $0.50 per share, and are secured by the assets of the Company.	$20,000	$990,000

Unsecured convertible promissory notes which mature beginning on June 15, 2023 through October 31, 2023, bear interest at 12% per annum, and are convertible into shares of common stock at $0.50 per share.	-	860,000

Unsecured convertible promissory notes which mature beginning on June 18, 2024 through October 23, 2024, bear interest at 12% per annum, and are convertible into shares of common stock at $0.50 per share.	-	2,600,000

Total convertible notes payable before discount	20,000	4,450,000

Less discounts and debt issuance costs	-	(394,878)

Total convertible notes payable	20,000	4,055,122

Less current portion	-	-

Convertible notes payable, net of current portion	$20,000	$4,055,122

Schedule of payments due on convertible notes payable
Twelve months ended June 30,
2022	$-
2023	20,000
$20,000